Stock Options, Stock Appreciation Rights and Warrants (Details Textual 1)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014 decimal $ / shares shares	Aug. 31, 2015 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2015 USD ($) decimal $ / shares shares	Dec. 31, 2015 USD ($) decimal $ / shares shares	Dec. 31, 2014 shares	Sep. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		950,000
Exercise price | $ / shares		$ 2.55
Expiration Date	Dec. 31, 2016	Dec. 31, 2015					Dec. 31, 2016
Estimated fair value | $					$ 1,277,370
Share price | $ / shares					$ 2.52
Expected term					368 days
Expected volatility rate					147.00%
Risk free interest rate					0.25%
Pricing model					Black Scholes option pricing model
Stock Options outstanding							3,273,000		4,724,000
Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		25,000
Number of individuals | decimal		1
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		625,000
Number of individuals | decimal		3
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		300,000
Number of individuals | decimal		2
January 2012 Options [Member] | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted						125,000	125,000
Number of individuals | decimal						3	3
January 2012 Options [Member] | Extension One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $				$ 541,215			$ 1,373,326
Requisite service period				507 days			370 days
Share price | $ / shares				$ 1.91			$ 1.77
Expected term				507 days			370 days
Expected volatility rate				147.00%			125.00%
Risk free interest rate				0.32%			0.16%
Pricing model				Black Scholes option pricing model			Black Scholes option pricing model
Estimated fair value of the issuance of the Strategic Options | $							$ 1,685,629
January 2012 Options [Member] | Extension Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $						$ 671,440	$ 671,440
Requisite service period						378 days	378 days
Share price | $ / shares						$ 0.89	$ 0.89
Expected term						378 days	378 days
Expected volatility rate						144.00%	144.00%
Risk free interest rate						0.13%	0.13%
Pricing model						Black Scholes option pricing model	Black Scholes option pricing model
January 2012 Options [Member] | Deputy Managing Director of Omagine LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted						1,000,000	1,000,000
Exercise price | $ / shares						$ 1.25	$ 1.25
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold						160,000	160,000
Expiration Date						Mar. 17, 2017	Mar. 31, 2017
January 2012 Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted						1,685,000	1,685,000
Number of individuals | decimal						3	3
January 2012 Options [Member] | Officers, Directors and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted								2,915,000
January 2012 Options [Member] | Extension Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $					$ 1,504,404
Share price | $ / shares					$ 2.52
Expected term					368 days
Expected volatility rate					147.00%
Risk free interest rate					0.25%
Pricing model					Black Scholes option pricing model
January 2012 Options [Member] | Extension Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value | $							$ 915,493
Share price | $ / shares							$ 1.91
Expected term							507 days
Expected volatility rate							147.00%
Risk free interest rate							0.32%
Pricing model							Black Scholes option pricing model
Strategic Options Exercisable Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted						1,965,000	1,965,000
Exercise price | $ / shares						$ 1.70	$ 1.70
Strategic Options Exercisable Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted						950,000	950,000
Exercise price | $ / shares						$ 2.55	$ 2.55
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted			1,455,000
Expiration Date			Dec. 31, 2017
Estimated fair value | $				$ 1,654,481
Share price | $ / shares			$ 2.00	$ 1.60
Expected term				854 days
Expected volatility rate				147.00%
Risk free interest rate				0.28%
Pricing model				Black Scholes option pricing model
Stock Options outstanding				1,455,000		1,455,000	1,455,000		1,455,000
Stock Appreciation Rights (SARs) [Member] | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted			15,000			15,000	15,000
Number of individuals | decimal						1	1
Stock Appreciation Rights (SARs) [Member] | Deputy Managing Director of Omagine LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted			675,000			675,000	675,000
Stock Appreciation Rights (SARs) [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted						750,000	750,000
Number of individuals | decimal						3	3